Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Operations - AS RESTATED [Member] - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 30, 2023	Jun. 30, 2023	Sep. 30, 2023
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Formation and operating costs	$ 353,372	$ 578,954	$ 1,153,282		$ 1,732,236	$ 2,085,609
Loss from operations	(353,372)	(578,954)	(1,153,282)		(1,732,236)	(2,085,609)
Other (expense) income:
Change in fair value of warrants liabilities	(334,975)	1,978,245	(2,022,486)		(44,241)	(379,216)
Change in fair value of Forward Purchase Agreement		633,205	(325,091)		308,114	308,114
Issuance of Forward Purchase Agreement			(308,114)		(308,114)	(308,114)
Reduction of deferred underwriter fee payable			328,474		328,474	328,474
Interest Expense – Debt Discount	(279,013)	(106,416)	(28,515)		(134,931)	(413,944)
Interest income – trust account	629,310	626,320	3,088,967		3,715,287	4,344,597
Total other (expense) income, net	15,322	3,131,354	733,235		3,864,589	3,879,911
Net (loss) income	$ (338,050)	$ 2,552,400	$ (420,047)	$ (420,047)	$ 2,132,353	$ 1,794,302
Class A Ordinary Shares Subject to Possible Redemption [Member]
Other (expense) income:
Weighted average shares outstanding (in Shares)	4,970,919	13,208,627	26,286,357		15,699,116	12,083,753
Basic net income per ordinary share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09
Class A Ordinary Shares [Member]
Other (expense) income:
Weighted average shares outstanding (in Shares)	1,474,641					526,181
Basic net income per ordinary share (in Dollars per share)	$ (0.03)					$ 0.09
Class B Ordinary Shares [Member]
Other (expense) income:
Weighted average shares outstanding (in Shares)	6,505,768	7,980,409	7,980,409		7,980,409	7,454,228
Basic net income per ordinary share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09